CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and restricted cash equivalents
	December 31, 2018	December 31, 2017	December 31, 2016
Cash	$804,097	$4,100,608	$21,648
Cash equivalents	4,500,000	-	-
Restricted cash equivalents	34,500	34,500	-
	$5,338,597	$4,135,108	$21,648